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U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2
1.   Dresdner RCM Global Funds, Inc.
     Four Embarcadero Center, Suite 3000
     San Francisco, California  94111
     Name and address of issuer:

2. Name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or
     classes):    [x]

3.   Investment Company Act File Number:  811-09100
     Securities Act File Number:  33-97572

4.   December 31, 1998
     Last day of fiscal year for which this Form is filed:

4(b) N/A
     Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c) N/A
     Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)       Aggregate sale price of securities sold during
                  the fiscal year pursuant to section 24(f):                        21,522,770.50

     (ii)      Aggregate price of shares redeemed or repurchased
                  during the fiscal year:                                            7,529,842.63

     (iii)     Aggregate price of shares redeemed
                  or repurchased during any prior fiscal
                  year ending no earlier than October 11,
                  1995 that were not previously used to
                  reduce registration fees payable to the Commission:                           -

     (iv)      Total available redemption credits
                  [add items 5(ii) and 5(iii)]                                       7,529,842.63

     (v)       Net sales -- if Item 5(I) is greater
                  than Item 5(iv) [subtract Item 5(iv)
                  from Item 5(I)]                                                   13,992,927.87

     (vi) Redemption credits available for use in future years -- if Item 5(I) is less


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               than Item 5(iv) [subtract Item 5(iv)
               from Item 5(I)]                                                                  -

     (vii)     Multiplier for determining registration                                  0.030303%
                  fee (see Instruction C.9)

     (vii)     Registration fee due [multiply Item
                  5(v) by Item 5 (viii)]  (enter "0" if no
                  fee is due):                                                           4,240.28

6.   Prepaid shares
               If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
               deducted here:  ____________   If there is a number of shares or
               other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that re available for use by the issuer in future fiscal years, then state that number here: __________________

7.   Interest due
               If this Form is being filed more than 90 days after
               the end of the issuer's fiscal year (see Instruction D):                         -

8.             Total of the amount of the registration fee due plus any interest
               due [line 5(viii) plus line 7]:                                           4,240.28

9.   March 31, 1998
     Date the registraton fee and any interest payment was sent to the Commission's lockbox depository:

            Method of delivery:

            [X]      Wire Transfer

                     Mail or other means

     Signatures

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signatures and Title)*  Douglas Conroy,  Vice President

     Date      3/31/98

     *  Please print the name and title of the signing officer below the signature.

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